Provision for liabilities and other charges (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of other provisions [abstract]
Schedule of movements in provisions for liabilities and other charges
Movements in provisions for liabilities and other charges are as follows:

In thousands of USD	Uncertain tax positions	Marketplace and consignment goods	Provision for other expenses	Total
Balance as of January 1, 2022	34,221	817	2,047	37,085
Additions	3,061	247	1,137	4,445
Reversals	(2,297)	(299)	(97)	(2,693)
Use of provision	(670)	—	(609)	(1,279)
Effect of translation	(445)	(102)	(223)	(770)
Balance as of December 31, 2022	33,870	663	2,255	36,788
Additions	1,640	207	2,244	4,091
Reversals	(18,627)	(200)	(198)	(19,025)
Use of provision	(1,261)	—	(894)	(2,155)
Effect of translation	(334)	(216)	(215)	(765)
Balance as of December 31, 2023	15,288	454	3,192	18,934
Current	15,288	454	2,678	18,420
Non-current	—	—	514	514